Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 08, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 08, 2024
Document Effective Date	Feb. 08, 2024
Prospectus Date	Feb. 08, 2024